Group balance sheet - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 1,638	$ 1,422
Goodwill	3,108	3,026
Intangible assets	882	1,032
Investments	30	9
Investments in associates	121	7
Other non-current assets	164	24
Retirement benefit assets	64	63
Deferred tax assets	347	350
Total non current assets	6,354	5,933
Current assets
Inventories	2,117	2,387
Trade and other receivables	1,413	1,381
Current tax receivable	16	34
Cash and cash equivalents	557	619
Total current assets	4,103	4,421
Total assets	10,457	10,354
Equity attributable to owners of the Company
Share capital	175	175
Share premium	615	615
Capital redemption reserve	20	20
Treasury shares	(515)	(66)
Other reserves	(329)	(497)
Retained earnings	5,323	5,018
Total equity	5,289	5,265
Non-current liabilities
Long-term borrowings and lease liabilities	3,177	3,258
Retirement benefit obligations	84	79
Other payables	190	95
Provisions	82	95
Deferred tax liabilities	40	31
Total non-current liabilities	3,573	3,558
Current liabilities
Bank overdrafts, borrowings, loans and lease liabilities	150	63
Trade and other payables	1,177	1,128
Provisions	74	108
Current tax payable	194	232
Total current liabilities	1,595	1,531
Total liabilities	5,168	5,089
Total equity and liabilities	$ 10,457	$ 10,354